Bank loans: (Details) $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 COP ($)
Credit line used		$ 14,493,049
Principle amortization	$ 2,851,120	4,000,000
Commissions and interest - Net	(5,599)	1,804
Short Term	175,515	173,471
Long-Term	6,957,678	7,149,177,000
Fair value	7,392,772	10,791,338
Airplan [Member]
Credit line used	3,223,712	3,641,929		$ 428,997,468		$ 440,000
Commissions and interest - Net	6,732	(8,925)
Short Term	172,784	144,289
Long-Term	3,057,660	3,488,715
Fair value	3,125,306	3,534,614
Mexico City [Member]
Credit line used	6,851,120	10,851,120	$ 145		$ 145
Principle amortization	2,851,120	4,000,000
Commissions and interest - Net	(12,331)	10,729
Short Term	2,731	29,182
Long-Term	3,984,938	6,832,667
Fair value	4,267,466	7,256,724
BBVA Bancomer, S. A. [member]
Credit line used					72,500
Bank of America Merrill Lynch [member]
Credit line used	1,425,560		72,500		$ 72,500
Principle amortization	1,425,560	1,425,560
Commissions and interest - Net		3,215
Short Term		5,675
Long-Term		1,423,100
Fair value		1,535,374
Loan one from BBVA Bancomer [Member]
Credit line used	2,000,000	4,000,000
Principle amortization		4,000,000
Commissions and interest - Net	(1,598)
Short Term	2,731
Long-Term	1,995,671
Fair value	2,135,210
Loan two from BBVA Bancomer [Member]
Credit line used	1,425,560	2,000,000	$ 72,500
Principle amortization	1,425,560
Commissions and interest - Net		(10,576)
Short Term		2,967
Long-Term		1,986,467
Fair value		2,091,065
Santander [Member]
Credit line used	2,000,000	2,000,000
Commissions and interest - Net		14,875
Long-Term	1,989,267	2,000,000
Fair value	2,132,256	2,089,786
Loan three from BBVA Bancomer [Member]
Credit line used		1,425,560
Commissions and interest - Net		3,215
Short Term		5,675
Long-Term		1,423,100
Fair value		1,540,499
Bancolombia [Member]
Credit line used	1,099,078	1,295,381		146,250		150,000
Commissions and interest - Net	2,656	(2,595)
Short Term	58,958	103,100
Long-Term	1,042,776	1,189,686
Fair value	1,065,445	1,204,983
CorpBanca Columbia [Member]
Credit line used	747,684	813,757		99,450		102,000
Commissions and interest - Net	2,947	633
Short Term	40,030	2,840
Long-Term	710,601	810,284
Fair value	724,502	819,385
Banco Davivienda [Member]
Credit line used	659,584	718,021		87,750		90,000
Commissions and interest - Net	2,064	(1,159)
Short Term	35,317	2,488
Long-Term	626,331	714,374
Fair value	639,267	722,990
Banco de Occidente [Member]
Credit line used	270,970	295,187		36,074,228		37,000
Commissions and interest - Net	135	(1,258)
Short Term	14,527	1,031
Long-Term	256,578	292,898
Fair value	262,810	297,229
Banco Popular [Member]
Credit line used	58,389	63,824		7,799,030		8,000
Commissions and interest - Net	580	941
Short Term	3,275	369
Long-Term	54,534	62,514
Fair value	56,824	64,266
Banco AV Villas [Member]
Credit line used	58,642	63,824		7,800
Commissions and interest - Net	233	49
Short Term	3,141	223
Long-Term	55,734	63,552
Fair value	56,824	64,266
Serfinansa [Member]
Credit line used	58,393	63,824		7,800		8,000
Commissions and interest - Net	867	(1,243)
Short Term	3,008	79
Long-Term	54,518	62,502
Fair value	56,824	64,266
Banco de Bogota [Member]
Credit line used	270,972			36,074,210		$ 37,000
Commissions and interest - Net	$ 144	(1,047)
Short Term		34,159		14,528
Long-Term		292,905		256,588
Fair value		$ 297,229		$ 262,810